SEGMENT REPORTING - Reconciliation of Financial Measures of Segments to Consolidated Totals (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2023	Dec. 31, 2021
Segment Reporting Information [Line Items]
Net revenue	$ 92,373	$ 73,760	$ 218,138	$ 142,472
Cost of goods sold	60,657	30,868	76,561	55,037
Gross profit	31,716	$ 42,892	141,577	$ 87,435
Obagi Skincare
Segment Reporting Information [Line Items]
Net revenue	61,090		117,651
Cost of goods sold	44,973		41,069
Gross profit	16,117		76,582
Milk Makeup
Segment Reporting Information [Line Items]
Net revenue	31,283		100,487
Cost of goods sold	15,684		35,492
Gross profit	$ 15,599		$ 64,995